SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 15 - SUBSEQUENT EVENTS

On February 12, 2013, the Company’s Board of Directors approved the Amended and Restated 2012 Incentive Stock Option Plan (the “Amended and Restated 2012 Plan”), subject to stockholder approval. The Amended and Restated 2012 Plan includes amendments which: 1) authorize 11,000,000 shares of the Company’s common stock for issuance; and 2) prohibit the issuance of any options with terms or features that would cause the options to be nonqualified deferred compensation that fails to comply with, or be exempt from, Section 409A of the Internal Revenue Code of 1986, as amended.

On February 12, 2013, 4,530,000 options were granted under the Amended and Restated 2012 Plan, with an exercise price of $0.51 and a 10 year life. The exercise price is equal to the volume weighted average price of the Company’s common stock during the immediate prior 30 calendar day period. The options vest 1/3rd on February 12, 2014 and 1/36th on the 12th of each month thereafter for 24 months.